Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of RSU Activity

The following table summarizes the nonvested restricted stock units as of December 31, 2017 and 2016:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)
Nonvested as of December 31, 2015	208,775	$23.75	1.7

Granted	190,179	11.12
Vested	(104,886)	22.05
Forfeitures	(19,304)	20.04

Nonvested as of December 31, 2016	274,764	$15.67	1.8

Granted	271,279	7.59
Vested	(113,956)	16.73
Forfeitures	(74,000)	10.35

Nonvested as of December 31, 2017	358,087	$9.96	2.7

Schedule of Option Activity

Stock option fair value assumptions for the stock options granted during the year ended December 31, 2017 and 2016 are as follows:

	2017	2016
Option life (years)	7 years	4 to 7 years
Risk free interest rate	1.8% to 2.2%	1.3% to 1.8%
Dividend yield	—	—
Expected volatility	47.8% to 48.0%	40.8% to 46.9%
Expected life (years)	5 years	3 to 5 years
Weighted average fair value of stock options granted	$3.14	$2.04

A summary of the option activity for the years ended December 31, 2017 and 2016 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2015	289,367	$14.77	0.7

Granted	650,000	10.20
Exercised	—	—

Outstanding as of December 31, 2016	745,259	$12.34	4.4

Granted	564,000	$7.18
Forfeited	(59,726)	13.39

Outstanding as of December 31, 2017	1,249,533	$10.34	4.9